RELATED PARTY TRANSACTIONS	1 Months Ended
Oct. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 3 – RELATED PARTY TRANSACTIONS

During the month ended October 31, 2016, the Company issued approximately 20,000,000 shares to their founder at no consideration. In addition, this founder loaned the company $5,900 on a demand basis and the note is non-interest bearing.